Leases (Tables)	12 Months Ended
Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
Schedule of the components of lease expense
	Statement of Income Location	For the year ended December 31, 2020	For the year ended December 31, 2019

Lease Costs
Operating lease expense	General and administrative expenses	$352,645	$379,355
Total lease expenses		$352,645	$379,355

Schedule of maturity of lease liabilities under the non-cancelable operating leases
Operating

2021	$68,507
Total lease payments	68,507
Less: interest	2,010
Present value of lease liabilities	$66,497